Deferred tax asset (liability) (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Research & Development expenses	$ 315,075		$ 3,650	$ 156,462
Stock based compensation	45,000	0	0	30,000
Net operating loss	$ (6,567,681)	$ (203,724)	$ (332,119)	$ (6,741,189)